Short-Term Borrowings (Schedule of Short-Term Borrowings) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Total credit facility borrowing capacity	$ 2,000	$ 2,000	$ 2,000
Available unused credit	1,918	1,802	1,777
Commercial Paper [Member]
Short-term Debt [Line Items]
Outstanding	$ (82)	$ (198)	$ (215)
Interest Rate	5.41%	4.58%	0.30%
Commercial Paper [Member] | Maximum [Member]
Short-term Debt [Line Items]
Loan term	1 year	1 year
Letter of Credit [Member]
Short-term Debt [Line Items]
Outstanding			$ (8)
Interest Rate			1.20%